Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 14, 2018
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	$ (262,804)	$ (150,339)	$ (28,459)
Items increasing (decreasing) reported net profit:
Impairment loss	395,434
Profit for the year	(262,804)	(150,339)	(28,459)
Equity	2,538,531	2,799,857	2,968,200	$ 3,028,226
Items increasing (decreasing) reported Partners' equity:
Equity	2,538,531	2,799,857	2,968,200	3,028,226
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,191,474,000	274,544,000	390,377,000
Items increasing (decreasing) reported net profit:
Profit for the year	1,191,474,000	274,544,000	390,377,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(967,682)	(165,449)	(95,257)
Items increasing (decreasing) reported net profit:
Profit for the year	(967,682)	(165,449)	(95,257)
Equity	(643,938)	324,386	489,712	583,723	$ 6,216
Items increasing (decreasing) reported Partners' equity:
Equity	(643,938)	324,386	489,712	$ 583,723	$ 6,216
Impairment loss [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	1,976,162	2,469,188	2,469,188
Items increasing (decreasing) reported Partners' equity:
Equity	1,976,162	2,469,188	2,469,188
Reversal of depreciation of assets impaired [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(1,375,535)	(1,297,689)	(1,200,337)
Items increasing (decreasing) reported Partners' equity:
Equity	(1,375,535)	(1,297,689)	(1,200,337)
Elimination of impairment loss recorded under US GAAP [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(933,200)	(933,200)	(933,200)
Items increasing (decreasing) reported Partners' equity:
Equity	(933,200)	(933,200)	(933,200)
Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(100,662)	31,419	(41,508)
Items increasing (decreasing) reported net profit:
Profit for the year	(100,662)	31,419	(41,508)
Equity	(368,258)	(267,596)	(299,015)
Items increasing (decreasing) reported Partners' equity:
Equity	(368,258)	(267,596)	(299,015)
Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(34,333)	(32,169)	7,533
Items increasing (decreasing) reported net profit:
Profit for the year	(34,333)	(32,169)	7,533
Equity	(74,742)	(40,409)	(8,240)
Items increasing (decreasing) reported Partners' equity:
Equity	(74,742)	(40,409)	(8,240)
Reclamation and mine closure [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(148)	23	23
Items increasing (decreasing) reported net profit:
Profit for the year	(148)	23	23
Equity	(5,627)	(5,480)	(5,503)
Items increasing (decreasing) reported Partners' equity:
Equity	(5,627)	(5,480)	(5,503)
Reclamation and mine closure [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(759,617)	(61,555)	54,873
Items increasing (decreasing) reported net profit:
Profit for the year	(759,617)	(61,555)	54,873
Equity	(745,712)	64,971	139,834
Items increasing (decreasing) reported Partners' equity:
Equity	(745,712)	64,971	139,834
Inventories [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(23,831)	(906)	(53,424)
Items increasing (decreasing) reported net profit:
Profit for the year	(23,831)	(906)	(53,424)
Inventoriess | Sociedad Minera Cerro Verde S.A.A. [Member]
Items increasing (decreasing) reported net profit:
Equity	(241,538)	(217,707)	(216,801)
Items increasing (decreasing) reported Partners' equity:
Equity	(241,538)	(217,707)	(216,801)
Inventoriess | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	4,925	(929)	(7,740)
Items increasing (decreasing) reported net profit:
Profit for the year	4,925	(929)	(7,740)
Equity	(841)	(5,766)	(4,837)
Items increasing (decreasing) reported Partners' equity:
Equity	(841)	(5,766)	(4,837)
Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	27,749	(24,255)	(23,449)
Items increasing (decreasing) reported net profit:
Profit for the year	27,749	(24,255)	(23,449)
Equity	(59,666)	(87,415)	(63,160)
Items increasing (decreasing) reported Partners' equity:
Equity	(59,666)	(87,415)	(63,160)
Lease Activity [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,189	1,597	2,071
Items increasing (decreasing) reported net profit:
Profit for the year	1,189	1,597	2,071
Equity	4,857	3,668	2,071
Items increasing (decreasing) reported Partners' equity:
Equity	4,857	3,668	2,071
Deferred income tax [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	38,164	(2,411)	45,759
Items increasing (decreasing) reported net profit:
Profit for the year	38,164	(2,411)	45,759
Equity	231,339	193,176	195,587
Items increasing (decreasing) reported Partners' equity:
Equity	231,339	193,176	195,587
Mine Equipment Main Components [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(13,596)	(13,516)
Items increasing (decreasing) reported net profit:
Profit for the year	(13,596)	(13,516)
Equity	(27,112)	(13,516)
Items increasing (decreasing) reported Partners' equity:
Equity	(27,112)	(13,516)
Stock-Based Compensation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Items increasing (decreasing) reported net profit:
Equity	(11,740)	(11,535)	(10,074)
Items increasing (decreasing) reported Partners' equity:
Equity	(11,740)	(11,535)	(10,074)
Others [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(357)	(223)	(134)
Items increasing (decreasing) reported net profit:
Profit for the year	(357)	(223)	(134)
Equity	58	415	637
Items increasing (decreasing) reported Partners' equity:
Equity	58	415	637
Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	340	20	276
Items increasing (decreasing) reported net profit:
Profit for the year	340	20	276
Equity	4,020	3,681	3,072
Items increasing (decreasing) reported Partners' equity:
Equity	4,020	3,681	3,072
Asset retirement obligation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	21,764	16,702	14,504
Items increasing (decreasing) reported net profit:
Profit for the year	21,764	16,702	14,504
Equity	43,682	(29,149)	(59,160)
Items increasing (decreasing) reported Partners' equity:
Equity	43,682	(29,149)	(59,160)
Interest Regarding Tax Claim [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year		(16,496)	16,839
Items increasing (decreasing) reported net profit:
Profit for the year		(16,496)	16,839
Equity			16,839
Items increasing (decreasing) reported Partners' equity:
Equity			16,839
Income Tax Payable, Including Fines [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year		(11,920)	12,168
Items increasing (decreasing) reported net profit:
Profit for the year		(11,920)	12,168
Equity			12,168
Items increasing (decreasing) reported Partners' equity:
Equity			12,168
Contingencies [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	1,228	1,228	1,228
Items increasing (decreasing) reported Partners' equity:
Equity	1,228	1,228	1,228
Debt instrument interest [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,657	1,497	1,497
Items increasing (decreasing) reported net profit:
Profit for the year	1,657	1,497	1,497
Deb instruments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	47,081	45,424	43,927
Items increasing (decreasing) reported Partners' equity:
Equity	47,081	45,424	43,927
Reversal of depreciation of assets impaired under IFRS [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(77,846)	(97,352)	(205,653)
Items increasing (decreasing) reported net profit:
Profit for the year	(77,846)	(97,352)	(205,653)
Reversal of depreciation of assets impaired under US GAAP [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	83,966	104,108	204,276
Items increasing (decreasing) reported net profit:
Profit for the year	83,966	104,108	204,276
Equity	884,262	800,296	696,188
Items increasing (decreasing) reported Partners' equity:
Equity	884,262	800,296	696,188
Impairment Reversal [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(97,592)
Items increasing (decreasing) reported net profit:
Profit for the year	(97,592)
Conga Asset Sales, and Related Assets- Impairment Impact [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(395,434)
Items increasing (decreasing) reported net profit:
Profit for the year	(395,434)
Items increasing (decreasing) reported partners' equity (deficit) | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	173,595	1,078,575	1,176,679
Items increasing (decreasing) reported Partners' equity:
Equity	173,595	1,078,575	1,176,679
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,191,474	274,544	390,377
Items increasing (decreasing) reported net profit:
Profit for the year	1,191,474	274,544	390,377
Equity	6,127,006	5,635,328	5,359,323
Items increasing (decreasing) reported Partners' equity:
Equity	6,127,006	5,635,328	5,359,323
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Maximum
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year		275,686
Items increasing (decreasing) reported net profit:
Profit for the year		275,686
Equity	5,249,727	4,972,580
Items increasing (decreasing) reported Partners' equity:
Equity	5,249,727	4,972,580
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Minimum
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year		266,272
Items increasing (decreasing) reported net profit:
Profit for the year		266,272
Equity	5,229,338	4,963,065
Items increasing (decreasing) reported Partners' equity:
Equity	5,229,338	4,963,065
Effect of transition to IFRSs [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(1,252,170)	(98,094)	98,573
Items increasing (decreasing) reported net profit:
Profit for the year	(1,252,170)	(98,094)	98,573
Equity	(643,939)	324,387	489,712
Items increasing (decreasing) reported Partners' equity:
Equity	(643,939)	324,387	489,712
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,119,982	266,272	319,715
Items increasing (decreasing) reported net profit:
Profit for the year	1,119,982	266,272	319,715
Equity	5,649,319	5,229,338	4,963,065
Items increasing (decreasing) reported Partners' equity:
Equity	5,649,319	5,229,338	4,963,065
Previous GAAP [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(2,219,852)	(263,543)	3,316
Items increasing (decreasing) reported net profit:
Profit for the year	(2,219,852)	(263,543)	3,316
Equity	(817,534)	1,402,962	1,666,382
Items increasing (decreasing) reported Partners' equity:
Equity	$ (817,534)	$ 1,402,962	$ 1,666,382